Annual Operating Expenses - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
	Jan. 28, 2023
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.72%

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P MidCap 400® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.